RIGGS FUNDS

Riggs Prime Money Market Fund
Riggs Small Company Stock Fund
Riggs Stock Fund
Riggs U.S. Government Securities Fund
Riggs U.S. Treasury Money Market Fund

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Supplement to Combined Prospectuses and Combined Statement of Additional
Information, as appropriate, dated June 30, 1998

I. At the June 15, 1999 shareholder meeting, shareholders approved the following change:

           Elected seven Trustees.

II. At the June 15, 1999 shareholder meeting, shareholders of all the Funds except the Riggs U.S. Treasury Money Market Fund approved the following changes to the Funds' fundamental investment policies. The meeting was adjourned with respect to proposals to change the fundamental investment policies of Riggs U.S. Treasury Money Market Fund. The meeting reconvened on June 30, 1999, at which time shareholders approved the following changes to the Riggs U.S. Treasury Money Market Fund's fundamental investment policies.

        a. Amended the Funds' fundamental investment policies regarding diversification to read as follows:

          "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

        b. Amended the Funds' fundamental investment policies regarding borrowing money and issuing senior securities to read as follows:

          "The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."


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        c. Amended the Funds' fundamental investment policies regarding investments in real estate to read as follows:

          "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

        d. Amended the Funds' fundamental investment policies regarding investments in commodities to read as follows:

          "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. As a non-fundamental operating policy, for purposes of the foregoing policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

        e. Amended the Funds' fundamental investment policies regarding underwriting securities to read as follows:

          "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

        f. Amended the Funds' fundamental investment policies regarding lending by the Funds to read as follows:

          "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."


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        g.Amended the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry to read as follows:

          "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry."

        h. Made non-fundamental, and amended, the Funds' fundamental investment policies regarding buying securities on margin to read as follows:

          SMALL COMPANY FUND, STOCK FUND AND GOVERNMENT FUND:

          "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

          PRIME FUND AND TREASURY FUND:

          "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities."

        i. Made non-fundamental, and amended, the Funds' fundamental investment policies regarding pledging assets to read as follows:

          "The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

        j. Removed the Funds' fundamental investment policies on selling securities short.

        k. Removed the Funds' fundamental investment policies on investments in restricted securities (PRIME FUND, SMALL COMPANY FUND, STOCK FUND AND GOVERNMENT FUND ONLY).


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III. The following actions were taken by the Board of Trustees with regard to non-fundamental investment policies:

        1. Approved the deletion of the Funds' non-fundamental investment policies that prohibit entering into transactions for the purpose of engaging in arbitrage.

        2.Approved the deletion of the Funds' non-fundamental investment policies that prohibit purchasing put or call options on securities or on futures contracts (PRIME FUND AND TREASURY FUND ONLY).

        3.Approved the deletion of the Funds' non-fundamental investment policies regarding prohibition against purchasing put or call options on securities or on futures contracts, except that the Funds' may engage in put and call options, futures and options on futures (SMALL COMPANY FUND, STOCK FUND AND GOVERNMENT FUND ONLY).

        4.Approved the deletion of the Funds' non-fundamental investment policies that prohibit purchasing securities of a company for the purpose of exercising control or management.

        5. Approved the deletion of the Funds' non-fundamental investment policies that prohibit investing in warrants.

        6. (i) Amended the Funds' non-fundamental investment policies regarding illiquid securities to read as follows:

              PRIME FUND:

              "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets."

              SMALL COMPANY FUND, STOCK FUND AND GOVERNMENT FUND:

              "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets."

            (ii) Approved the addition of a non-fundamental investment policy pertaining to illiquid securities on behalf of the TREASURY FUND to read as follows:

              TREASURY FUND:

              "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets."


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        7. Amended the Funds' non-fundamental investment policies regarding investment in other investment companies to read as follows:

     "The Fund may invest its assets in securities of other investment companies."

        8. Amended the Funds' non-fundamental investment policies regarding investing in cash and cash items to read as follows:

          "The Fund may invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes and to maintain liquidity. Cash items may include short-term obligations of the U.S. government or its agencies or instrumentalities and repurchase agreements." (SMALL COMPANY FUND, STOCK FUND AND GOVERNMENT FUND ONLY)

       9. Approved the deletion of the Funds' undertakings to have no present intention to borrow money or pledge securities in excess of 5% of the value of its net assets.

     10.Approved the addition of a non-fundamental investment policy as follows:

          "In applying to the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities."

       11.Approved the addition of a non-fundamental operating policy that provides that the PRIME MONEY MARKET FUND ONLY shall invest exclusively in a portfolio of money market instruments maturing in 397 days or less.

       12.Approved the addition of a non-fundamental investment policy that provides that the TREASURY FUND ONLY shall invest only in U.S. Treasury obligations maturing in 397 days or less and in repurchase agreements fully collateralized by U.S. Treasury obligations.

       13.Approved the deletion of the Funds' non-fundamental investment policies pertaining to when-issued and delayed delivery transactions that provide that each of the Funds will not engage in such transactions to an extent that would cause the segregation of more than 20% of the value of its total assets.

                                                                   June 30, 1999


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